Borrowings - Schedule of Outstanding Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Borrowings [Roll Forward]
Beginning Borrowings	$ 960,159	$ 764,570
Recognition of deferred debt issue costs	(32,601)
Accretion/derecognition of borrowings discount	13,127
Loss on extinguishment	69,047
Proceeds from new borrowings	1,064,958
Bonds converted to equity	(220,736)
Repayments of borrowings	(874,412)
Accrued interest	88,206
Amortization of deferred debt issue costs	3,614
Foreign exchange impact	(2,777)	1,075
Ending Borrowings	$ 1,068,584	$ 960,159